Accrued Expenses (Details) (USD $)	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2001
Accrued expenses
Accrued professional fees	$ 78,000	$ 702,106	$ 413,384	$ 702,106
Accrued compensation	273,000	4,338	4,310	4,338
Dividend on preferred stock payable	290,000	55,742	191,417	55,742
Accrued other	272,000	156,174	175,462	156,174
Total	$ 913,000	$ 918,360	$ 784,573	$ 918,360